Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions			6 Months Ended
	Feb. 28, 2021	Jan. 11, 2021	Jun. 30, 2021
Subsequent Event [Line Items]
Share-based Compensation Arrangement Award Vesting Period			6 years
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement Award Vesting Period			6 years
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of Shares Available for Grant	2,087,234
Share-based Compensation Arrangement, Fair Value	$ 60.8
Share-based Compensation Arrangement Award Vesting Period	6 years
Uber Technologies, Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred		$ 1.0
Business Combination, Consideration Transferred		$ 83.0
Uber Technologies, Inc. [Member] | Series C redeemable convertible preferred stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions		2,581,285
Convertible notes, principal amount		$ 75.0